Results of Operations - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payment	€ 100
Total Other Expenses	162	€ 211
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payment		105
Remeasurement of RCAs	129	106
Other	33
Total Other Expenses	€ 162	€ 211